Leases - Narrative (Detail) - I F R S16 - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of initial application of standards or interpretations [Line Items]
Lease commitments, not commenced	$ 125	$ 119
Leases expiring in 12 months or fewer	$ 155	$ 108